Other payables (Tables)	12 Months Ended
Dec. 31, 2012
Components of Other Payables

Other payables consisted of the following:

	December 31,
	2011	2012
Accrued tender expenses	$4,256	$6,750
Accrued construction costs	11,022	9,180
Accrued operating expenses	20,975	30,435
Accrued professional fees	3,261	10,297
Accrued dispute charges	—	9,700
Advance subsidies from government	6,325	17,647
Guarantee deposits from distributors	8,953	11,172
Accrued interest expenses	588	698
Accrued warranty provision	8,974	11,417
Others	1,003	1,232

	$65,357	$108,528